DISCONTINUED OPERATIONS AND ASSETS HELD FOR SALE (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Noncurrent Assets Held For Sale And Discontinued Operations [abstract]
Description of non-current asset or disposal group held for sale which were sold or reclassified		On January 12, 2018, we completed the agreements with third parties to dispose of our Conda phosphate operations (“CPO”) and North Bend nitrogen assets (“North Bend”).
Operating information [abstract]
Sales	[1]	$ 299	$ 278
Expenses	[1]	308	270
(Loss) earnings before income taxes	[1]	(9)	8
Income tax recovery	[1]	(10)	(4)
Earnings before measurement of assets held for sale	[1]	1	12
Loss on measurement of assets held for sale	[1],[2]	(311)	0
Income tax recovery on loss on measurement of assets held for sale	[1]	(123)	0
Net (loss) earnings from discontinued operations	[1]	(187)	12
Cash flow information [abstract]
Operating activities	[1]	24	30
Investing activities	[1]	(20)	(23)
Cash used in discontinued operations	[1]	$ 4	$ 7

[1]	No cumulative income or expenses are included in other comprehensive income related to CPO.
[2]	The write-down of CPO assets when classified as held for sale is predominately related to property, plant and equipment.